Non-financial assets and liabilities - Schedule of Deferred Consideration (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Milestone revenue	$ 2,500	$ 0	$ 0	$ 1,172